FINANCIAL INSTRUMENTS - Sensitivity (Details) - CAD ($) $ in Millions	3 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021
Bottom of range
Disclosure of sensitivity:
Basis curve	12 months
Top of range
Disclosure of sensitivity:
Basis curve	15 months
Level 3 of fair value hierarchy
Disclosure of sensitivity:
Percentage of extrapolation	5.00%
Cash flow hedges | Not later than one year | Bottom of range
Disclosure of sensitivity:
Hedge (as percent of cross border cash flow)	50.00%
Cash flow hedges | Not later than one year | Top of range
Disclosure of sensitivity:
Hedge (as percent of cross border cash flow)	100.00%
Cash flow hedges | Later than one year and not later than two years | Bottom of range
Disclosure of sensitivity:
Hedge (as percent of cross border cash flow)	0.00%
Cash flow hedges | Later than one year and not later than two years | Top of range
Disclosure of sensitivity:
Hedge (as percent of cross border cash flow)	50.00%
Commodity price risk
Disclosure of sensitivity:
Increase (decrease) due to increase, liabilities, impact on profit or loss before tax	$ 171.1
Increase (decrease), due to decrease, liabilities, impact on profit or loss before tax	$ 165.5
Commodity price risk | Level 3 of fair value hierarchy
Disclosure of sensitivity:
Percentage of increase, liabilities	10.00%
Increase (decrease) due to increase, liabilities, impact on profit or loss before tax	$ 163.3
Percentage of decrease, liabilities	10.00%	10.00%
Increase (decrease), due to decrease, liabilities, impact on profit or loss before tax	$ 158.2
Currency risk
Disclosure of sensitivity:
Percentage of increase, liabilities	5.00%
Percentage of decrease, liabilities	5.00%
Increase (decrease), due to decrease, recognized in profit or loss after tax	$ 17.3
Increase (decrease) due to increase, liabilities, impact on profit or loss after tax	3.9
Increase in risk variable, impact on other comprehensive loss	9.8
Decrease in risk variable, impact on other comprehensive loss	$ 9.6
Interest rate risk
Disclosure of sensitivity:
Percentage of increase, liabilities	1.00%
Increase (decrease) due to increase, liabilities, impact on profit or loss before tax	$ 0.7	$ 0.6
Percentage of decrease, liabilities	1.00%
Increase (decrease), due to decrease, liabilities, impact on profit or loss before tax	$ 1.1	$ 0.6
Credit risk
Disclosure of sensitivity:
Financial assets, at fair value	0.5		$ 1.1
Counter party credit risk	$ 258.4		$ 35.6